Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 22, 2025	Feb. 24, 2024	Feb. 25, 2023	Feb. 26, 2022	Feb. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance metrics of the Company for the fiscal years listed below.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect the value realized by our NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. Specifically, the Compensation Committee does not use CAP as a basis for making compensation decisions. Please refer to our CD&A for a discussion of our executive compensation program objectives and how we design our program to align executive compensation with Company performance.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in millions)	Adjusted EBITDA (in millions)
					Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$15,240,511	$14,145,124	$7,210,412	$6,917,207	$195.59	$187.96	$958.6	$4,004.7
2023	$15,125,283	$18,654,872	$5,536,823	$6,712,983	$198.81	$154.67	$1,296.0	$4,317.7
2022	$16,103,130	$25,769,696	$6,058,219	$6,794,406	$186.27	$107.09	$1,513.5	$4,677.0
2021	$8,639,520	$27,635,047	$6,999,472	$13,173,472	$198.34	$131.03	$1,619.6	$4,398.4
2020	$8,483,335	$10,110,232	$6,452,961	$4,285,950	$105.93	$118.97	$850.2	$4,524.0

(b)	Reflects compensation amounts reported in the Summary Compensation Table for our PEO, Vivek Sankaran, for the respective fiscal years shown in column (a).
(c)
Reflects CAP to our PEO in each of fiscal 2024, 2023, 2022, 2021 and 2020 adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or Company shares once the underlying award vests and are incorporated as applicable in the table below.

PEO	2020	2021	2022	2023	2024
Summary Compensation Table Total	$8,483,335	$8,639,520	$16,103,130	$15,125,283	$15,240,511
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$(9,499,985)	$(10,500,020)	$(11,499,997)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$6,617,534	$9,876,672	$9,321,127
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$1,084,598	$13,121,698	$(3,951,035)	$531,887	$(572,359)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$1,115,650	$1,954,170	$1,963,491
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$154,943	$5,021,645	$(1,100,738)	$97,692	$(653,760)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$387,356	$852,184	$16,485,140	$1,569,189	$346,110
Compensation Actually Paid Total	$10,110,232	$27,635,047	$25,769,696	$18,654,872	$14,145,124

(d)	Average of summary compensation paid to non-PEO NEOs during fiscal 2024, 2023, 2022, 2021 and 2020. Average taken across the non-PEO NEOs as follows:
2024: Sharon McCollam, Susan Morris, Thomas Moriarty, and Omer Gajial
2023: Sharon McCollam, Susan Morris, Thomas Moriarty, and Anuj Dhanda
2022: Sharon McCollam, Susan Morris, Juliette Pryor, and Anuj Dhanda
2021: Sharon McCollam, Robert Dimond, Anuj Dhanda, Susan Morris, and Christine Rupp
2020: Robert Dimond, Susan Morris, Juliette Pryor, and Christine Rupp
(e)
Reflects average CAP to non-PEO NEOs in each of fiscal 2024, 2023, 2022, 2021 and 2020, adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or shares of our Common Stock once the underlying award vests and are incorporated as applicable in the table below.

NON-PEO NEOs	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
Summary Compensation Table Total	$6,452,961	$6,999,472	$6,058,219	$5,536,823	$7,210,412
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,659,455)	$(3,625,000)	$(3,125,012)	$(3,762,496)	$(3,781,250)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$840,571	$4,543,324	$2,176,832	$3,437,323	$3,051,841
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$601,439	$2,200,072	$(1,030,267)	$149,369	$(194,602)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$810,529	$410,153	$680,104	$657,230
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$50,434	$2,740,644	$(841,677)	$190,338	$(138,267)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(521,955)	$—	$—	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$—	$26,386	$3,146,158	$481,522	$111,844
Compensation Actually Paid Total	$4,285,950	$13,173,472	$6,794,406	$6,712,983	$6,917,207

(f)
For the relevant fiscal year, represents the cumulative total stockholder return (“TSR”) of the Company for the measurement periods ending on February 22, 2025, February 24, 2024, February 25, 2023, February 26, 2022, and February 27, 2021, respectively.

(g)
Represents the total cumulative stockholder return of S&P 500 Retail Index (“Peer Group TSR”) for the measurement periods ending on February 22, 2025, February 24, 2024, February 25, 2023, February 26, 2022, and February 27, 2021, respectively.

(h)
Reflects “Net Income” as reported in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended February 22, 2025, February 24, 2024, February 25, 2023, February 26, 2022, and February 27, 2021, respectively.

(i)	Company Selected Measure is Adjusted EBITDA which is described below.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(b)	Reflects compensation amounts reported in the Summary Compensation Table for our PEO, Vivek Sankaran, for the respective fiscal years shown in column (a).
(d)	Average of summary compensation paid to non-PEO NEOs during fiscal 2024, 2023, 2022, 2021 and 2020. Average taken across the non-PEO NEOs as follows:
2024: Sharon McCollam, Susan Morris, Thomas Moriarty, and Omer Gajial
2023: Sharon McCollam, Susan Morris, Thomas Moriarty, and Anuj Dhanda
2022: Sharon McCollam, Susan Morris, Juliette Pryor, and Anuj Dhanda
2021: Sharon McCollam, Robert Dimond, Anuj Dhanda, Susan Morris, and Christine Rupp
2020: Robert Dimond, Susan Morris, Juliette Pryor, and Christine Rupp

Peer Group Issuers, Footnote
(g)
Represents the total cumulative stockholder return of S&P 500 Retail Index (“Peer Group TSR”) for the measurement periods ending on February 22, 2025, February 24, 2024, February 25, 2023, February 26, 2022, and February 27, 2021, respectively.

PEO Total Compensation Amount	$ 15,240,511	$ 15,125,283	$ 16,103,130	$ 8,639,520	$ 8,483,335
PEO Actually Paid Compensation Amount	$ 14,145,124	18,654,872	25,769,696	27,635,047	10,110,232
Adjustment To PEO Compensation, Footnote
(c)
Reflects CAP to our PEO in each of fiscal 2024, 2023, 2022, 2021 and 2020 adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or Company shares once the underlying award vests and are incorporated as applicable in the table below.

PEO	2020	2021	2022	2023	2024
Summary Compensation Table Total	$8,483,335	$8,639,520	$16,103,130	$15,125,283	$15,240,511
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$(9,499,985)	$(10,500,020)	$(11,499,997)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$6,617,534	$9,876,672	$9,321,127
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$1,084,598	$13,121,698	$(3,951,035)	$531,887	$(572,359)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$1,115,650	$1,954,170	$1,963,491
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$154,943	$5,021,645	$(1,100,738)	$97,692	$(653,760)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$387,356	$852,184	$16,485,140	$1,569,189	$346,110
Compensation Actually Paid Total	$10,110,232	$27,635,047	$25,769,696	$18,654,872	$14,145,124

Non-PEO NEO Average Total Compensation Amount	$ 7,210,412	5,536,823	6,058,219	6,999,472	6,452,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,917,207	6,712,983	6,794,406	13,173,472	4,285,950
Adjustment to Non-PEO NEO Compensation Footnote
(e)
Reflects average CAP to non-PEO NEOs in each of fiscal 2024, 2023, 2022, 2021 and 2020, adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or shares of our Common Stock once the underlying award vests and are incorporated as applicable in the table below.

NON-PEO NEOs	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
Summary Compensation Table Total	$6,452,961	$6,999,472	$6,058,219	$5,536,823	$7,210,412
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,659,455)	$(3,625,000)	$(3,125,012)	$(3,762,496)	$(3,781,250)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$840,571	$4,543,324	$2,176,832	$3,437,323	$3,051,841
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$601,439	$2,200,072	$(1,030,267)	$149,369	$(194,602)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$810,529	$410,153	$680,104	$657,230
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$50,434	$2,740,644	$(841,677)	$190,338	$(138,267)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(521,955)	$—	$—	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$—	$26,386	$3,146,158	$481,522	$111,844
Compensation Actually Paid Total	$4,285,950	$13,173,472	$6,794,406	$6,712,983	$6,917,207

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
The following financial performance measures represent, in the Company’s assessment, the most important financial measures the Company used to link compensation that we actually paid to our NEOs in fiscal 2024 as further described in our CD&A.

Measure	Nature	Explanation
Adjusted EBITDA	Financial
Adjusted EBITDA was the primary financial metric of our fiscal 2024 annual incentive plan, and we consider it to be an important indicator of our overall business performance. Adjusted EBITDA is calculated as GAAP earnings (net loss) before interest, income taxes, depreciation and amortization, further adjusted to eliminate the effects of items management does not consider in assessing our ongoing core performance.

Identical Sales (“ID Sales”)	Financial
ID Sales include stores operating during the same period in both the current year and the prior year, comparing sales on a daily basis. Direct to consumer digital sales are included in identical sales, and fuel sales are excluded from identical sales. Acquired stores become identical on the one-year anniversary date of the acquisition.

Adjusted EPS	Financial
Adjusted EPS is calculated as Adjusted net income divided by the weighted average diluted Class A common shares outstanding, as adjusted to reflect all restricted stock units and awards outstanding at the end of the period, as well as the conversion of Convertible Preferred Stock when it is antidilutive for GAAP. We define Adjusted net income as GAAP net income adjusted to eliminate the effects of items management does not consider in assessing our ongoing core performance.

ROIC	Financial
ROIC is calculated as Adjusted ROIC operating income divided by average invested capital. Adjusted ROIC operating income is calculated using GAAP operating income and adding back certain items considered non-core or not applicable to the analysis of our returns. Specifically, Adjusted ROIC operating income adds back depreciation and amortization expense, rent expense, LIFO expense (income), (gains) loss on the sale of assets and other items that management does not consider in assessing our ongoing core operating income performance. Average Invested Capital is calculated as the sum of (1) the average of our total assets, (2) the average LIFO reserve and (3) the average accumulated depreciation and amortization; minus (1) the average taxes receivable, (2) the average trade accounts payable, (3) the average accrued salaries and wages, (4) the average non-operating investments and (5) the average other current liabilities, excluding accrued income taxes. Averages are calculated for ROIC by adding the beginning balance of the first quarter and the ending balance of the fourth quarter and dividing by two.

Total Shareholder Return Amount	$ 195.59	198.81	186.27	198.34	105.93
Peer Group Total Shareholder Return Amount	187.96	154.67	107.09	131.03	118.97
Net Income (Loss)	$ 958,600,000	$ 1,296,000,000	$ 1,513,500,000	$ 1,619,600,000	$ 850,200,000
Company Selected Measure Amount	4,004,700,000	4,317,700,000	4,677,000,000	4,398,400,000	4,524,000,000
PEO Name	Vivek Sankaran	Vivek Sankaran	Vivek Sankaran	Vivek Sankaran	Vivek Sankaran
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Identical Sales (“ID Sales”)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,499,997)	$ (10,500,020)	$ (9,499,985)	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,321,127	9,876,672	6,617,534	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(572,359)	531,887	(3,951,035)	13,121,698	1,084,598
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,963,491	1,954,170	1,115,650	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(653,760)	97,692	(1,100,738)	5,021,645	154,943
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,110	1,569,189	16,485,140	852,184	387,356
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,781,250)	(3,762,496)	(3,125,012)	(3,625,000)	(3,659,455)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,051,841	3,437,323	2,176,832	4,543,324	840,571
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(194,602)	149,369	(1,030,267)	2,200,072	601,439
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	657,230	680,104	410,153	810,529	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(138,267)	190,338	(841,677)	2,740,644	50,434
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(521,955)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 111,844	$ 481,522	$ 3,146,158	$ 26,386	$ 0